Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets

7.	Intangible Assets

As of March 31, 2026 and December 31, 2025, intangible assets were $1,084,859 and $1,122,199, respectively. During the three months ended March 31, 2026 and year ended December 31, 2025, the Company acquired Bitcoin cryptocurrency at a cost of $0 and $616,481, respectively. In accordance with ASC 350-60, Intangible Assets — Digital Assets, the Company accounts for Bitcoin at fair value, recognizing both increases and decreases in value in the statement of operations, and has determined that Bitcoin has an indefinite useful life. As of December 31, 2025, management determined that a $1,291,781 impairment was deemed necessary for one of its license intangible assets.

As of March 31, 2026 and December 31, 2025, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2025	$693,000	$1,850,000	$367,153	$2,910,153
Additions	-	300,000	616,481	916,481
Change in value	-	-	(99,061)	(99,061)
Impairment	-	(1,850,000)	-	(1,850,000)
Disposal	-	-	(403,622)	(403,622)
Balance as of December 31, 2025	$693,000	$300,000	$480,951	$1,473,951
Change in value	-	-	(25,309)	(25,309)
Balance as of March 31, 2026	$693,000	$300,000	$455,642	$1,448,642

Accumulated Depreciation
Balance as of January 1, 2025	$(308,000)	$(370,000)	$-	$(678,000)
Amortization	(43,752)	(188,219)	-	(231,971)
Impairment	-	558,219		558,219
Balance as of December 31, 2025	$(351,752)	$-	$-	$(351,752)
Amortization	(12,031)	-		(12,031)
Balance as of March 31, 2026	$(363,783)	$-	$-	$(363,783)

Net Book Value
March 31, 2026	$329,217	$300,000	$455,642	$1,084,859

December 31, 2025	$341,248	$300,000	$480,951	$1,122,199

Future amortization of intangible assets are as follows:

Year Ending December 31,
2026	$66,094
2027	78,125
2028	78,125
2029	78,125
2030	78,125
Thereafter	250,623

Total Future Amortization	$629,217

8.	Intangible Assets

As of December 31, 2025 and 2024, intangible assets were $1,122,199 and $2,232,153, respectively. During the years ended December 31, 2025 and 2024, the Company acquired Bitcoin cryptocurrency at a cost of $616,481 and $346,777, respectively. In accordance with ASC 350-50, Intangible Assets — Digital Assets, the Company accounts for Bitcoin at fair value, recognizing both increases and decreases in value in the statement of operations, and has determined that Bitcoin has an indefinite useful life. As of December 31, 2024, management determined that a $847,000 impairment was deemed necessary for trademark intangible assets. As of December 31, 2025, management determined that a $1,291,781 impairment was deemed necessary for one of its license intangible assets.

As of December 31, 2025 and 2024, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2024	$1,540,000	$1,850,000	$-	$3,390,000
Additions	-	-	346,777	346,777
Change in value	-	-	20,376	20,376
Impairment	(847,000)	-	-	(847,000)
Balance as of December 31, 2024	$693,000	$1,850,000	$367,153	$2,910,153
Additions	-	300,000	616,481	916,481
Change in value	-	-	(99,061)	(99,061)
Impairment	-	(1,850,000)	-	(1,850,000)
Disposal	-	-	(403,622)	(403,622)
Balance as of December 31, 2025	$693,000	$300,000	$480,951	$1,473,951

Accumulated Depreciation
Balance as of January 1, 2024	$(154,000)	$(185,000)	$-	$(339,000)
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2024	$(308,000)	$(370,000)	$-	$(678,000)
Amortization	(43,752)	(188,219)	-	(231,971)
Impairment	-	558,219		558,219
Balance as of December 31, 2025	$(351,752)	$-	$-	$(351,752)

Net Book Value
December 31, 2025	$341,248	$300,000	$480,951	$1,122,199

December 31, 2024	$385,000	$1,480,000	$367,153	$2,232,153

Future amortization of intangible assets are as follows:

Year Ending December 31,
2026	$78,125
2027	78,125
2028	78,125
2029	78,125
2030	78,125
Thereafter	250,623

Total Future Amortization	$641,248